LEASES - Modification on financing transaction of Hong Kong 4 ("HK4") (Details) - Financing Transaction of HK4 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
LEASE
Other financing obligations		¥ 886,312
Other financing obligations extension term	2 years